Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of capital commitments
	2017	2016
	US$m	US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	2,052	1,588
Between 1 and 3 years	531	433
Between 3 and 5 years	58	194
After 5 years	-	15
Total	2,641	2,230

Group's share of joint venture capital commitments
Within 1 year	29	113
Total	29	113

Summary of aggregate amount of minimum lease payments under non-cancellable operating leases

The aggregate amount of minimum lease payments under non-cancellable operating leases are as follows:

		Adjusted (a)
	2017	2016
	US$m	US$m
Within 1 year	397	331
Between 1 and 3 years	542	463
Between 3 and 5 years	313	314
After 5 years	593	612
	1,845	1,720

Summary of aggregate amount of future payment commitments under purchase obligations outstanding

The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

		Adjusted (a)
	2017	2016
	US$m	US$m
Within 1 year	2,818	2,677
Between 1 and 2 years	1,664	1,711
Between 2 and 3 years	1,433	1,327
Between 3 and 4 years	1,318	1,207
Between 4 and 5 years	1,062	1,040
After 5 years	11,494	11,356
	19,789	19,318

Summary of subsidiaries and joint operations contingent liabilities
	2017	2016
	US$m	US$m
Contingent liabilities (subsidiaries and joint operations)
Indemnities and other performance guarantees (a) (b)	552	473

(a)

Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote.

(b)	There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.